Property, plant and equipment -impairment (narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	$ (367)	$ (1,381)
North America, offshore Gulf of Mexico [Member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment reversals	246	17
North America [member] | Unconventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment reversals		410
Net impairment loss	762
Net Impairment loss recognissed as exploaration expense	237
North Africa [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment reversals	126
Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	604	906
Marketing, Midstream and Processing (MMP) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment reversals	$ 155	$ 48